Vessels, net/ Advances for vessel acquisitions, Net Book Value (Details)	6 Months Ended
Jun. 30, 2021 USD ($)
Net Book Value [Abstract]
Beginning balance	$ 58,045,628
Ending balance	300,516,947
Vessels [Member]
Vessel Cost [Abstract]
Beginning balance	60,906,094
Acquisitions, improvements and other vessel costs	213,027,388
Transfers from Advances for vessel acquisitions	33,130,851
Ending balance	307,064,333
Accumulated Depreciation [Abstract]
Beginning balance	(2,860,466)
Period depreciation	(3,686,920)
Ending balance	(6,547,386)
Net Book Value [Abstract]
Beginning balance	58,045,628
Ending balance	$ 300,516,947